Note Related party transactions (Related party transactions with affiliated company - Additional Information) (Detail) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	Jun. 05, 2014	Apr. 10, 2014	Jun. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2006
Related Party Transaction [Line Items]
Deposits				$ 218,000	$ 24,000
Financing Receivable Allowance For Credit Losses Write Offs				373,266	372,088
Donations
Related Party Transaction [Line Items]
Expenses from Transactions with related party				700	700
Related Party Residencial Mortgage Loan Director
Related Party Transaction [Line Items]
Loans and Leases Receivable, Related Parties				$ 700		$ 800
Related Party With Secretary Of The Board Of Directors Of Popular
Related Party Transaction [Line Items]
Professional fees					700
Related Party With Corporation Executive Vice President Chief Legal Officer
Related Party Transaction [Line Items]
Professional fees					3,800
Lease Income From Related Party					700
Trustee Fees					100
Related Party With Corporation Executive Vice President Chief Legal Officer | Commercial Loans
Related Party Transaction [Line Items]
Professional fees					$ 600
Related Party With Executive Vice President | Secured With Undeveloped Land
Related Party Transaction [Line Items]
Equity Method Investment Ownership Percentage				33.00%
Loans and Leases Receivable, Related Parties				$ 400
Related Party With Executive Vice President | Payable From The Proceeds Of Sale Of Residential Units
Related Party Transaction [Line Items]
Equity Method Investment Ownership Percentage				50.00%
Loans and Leases Receivable, Related Parties				$ 100
Related Party With Executive Vice President | Commercial Loans
Related Party Transaction [Line Items]
Loans and Leases Receivable, Related Parties				600
Book Value				200
Financing Receivable Allowance For Credit Losses Write Offs				$ 400
Related Party With Shareholder Of The Corporation
Related Party Transaction [Line Items]
Aggregate Price Parcel Of Land Sold		$ 2,700	$ 5,300
Parcel Of Land		2
Real Estate Properties Sold To Affiliates	5
Payments From Real Estate Properties Sold To Affiliates	$ 16,700